Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2012 Computer software	Dec. 31, 2011 Computer software	Dec. 31, 2012 Furniture and office equipment	Dec. 31, 2011 Furniture and office equipment	Dec. 31, 2012 Construction in progress	Dec. 31, 2011 Construction in progress	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements	Dec. 31, 2012 Minimum [Member] Machinery and equipment	Dec. 31, 2012 Minimum [Member] Computer software	Dec. 31, 2012 Minimum [Member] Furniture and office equipment	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements	Dec. 31, 2012 Maximum [Member] Machinery and equipment	Dec. 31, 2012 Maximum [Member] Computer software	Dec. 31, 2012 Maximum [Member] Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 751,976	$ 661,857	$ 15,907	$ 15,686	$ 283,173	$ 275,529	$ 206,871	$ 176,662	$ 86,280	$ 65,344	$ 80,343	$ 76,809	$ 79,402	$ 51,827
Less: Accumulated depreciation and amortization	(333,044)	(290,065)
Property, plant and equipment, net	$ 418,932	$ 371,792
Estimated useful life minimum															1 year	2 years	3 years	1 year	1 year	40 years	40 years	20 years	10 years	13 years